Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Based Compensation (Textuals)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan		8,194,046
Reduction in Aggregate Common Shares Authorized Per Share Issued Pursuant to Stock Options or Stock Appreciation Rights		0.286
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units	[1]	80,200	74,600	89,200
Weighted Average Grant Date Fair Value, Granted		$ 70.58	$ 72.35	$ 63.83
Vesting Period	[2]	(c)	(c)	(c)
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 70.58	$ 72.35	$ 63.83
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		70.58	72.35	63.83
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 70.58	$ 72.35	$ 63.83
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	[3]	$ 53.2	$ 79.5	$ 66.5
Actual Tax Benefit Realized	[4]	7.7	18.9	23.3
Total Compensation Cost Capitalized		19.7	$ 26.4	$ 20.8
Stock Based Compensation (Textuals)
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted		$ 60.0
Weighted-average Period of Unrecognized Compensation Costs (in years)		1.4 years
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 70.41	$ 70.79	$ 64.96
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		11,400	14,800	19,100
Weighted Average Grant Date Fair Value		$ 70.41	$ 70.79	$ 64.96
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted		11,400	14,800	19,100
Weighted Average Grant Date Fair Value, Granted		$ 70.41	$ 70.79	$ 64.96
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		11,400	14,800	19,100
Weighted Average Grant Date Fair Value		$ 70.41	$ 70.79	$ 64.96
Stock Based Compensation (Textuals)
Shares/Units, Granted		11,400	14,800	19,100
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash		10 years
Restricted Stock Units (RSUs) [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 67.96	$ 65.26	$ 62.88
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		260,000	255,800	242,000
Weighted Average Grant Date Fair Value		$ 67.96	$ 65.26	$ 62.88
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested		$ 16.6	$ 16.1	$ 16.4
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	[5]	$ 19.2	$ 20.0	$ 21.0
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		529,600
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 62.13
Shares/Units, Granted		260,000	255,800	242,000
Weighted Average Grant Date Fair Value, Granted		$ 67.96	$ 65.26	$ 62.88
Shares/Units, Vested		(277,500)
Weighted Average Grant Date Fair Value, Vested		$ 59.77
Shares/Units, Forfeited		(23,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 64.84
Nonvested, Shares/Units, Ending Balance		489,100	529,600
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 66.01	$ 62.13
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		260,000	255,800	242,000
Weighted Average Grant Date Fair Value		$ 67.96	$ 65.26	$ 62.88
Stock Based Compensation (Textuals)
Maximum Contractual Term of Outstanding Restricted Stock Units (in months)		40 months
Shares/Units, Granted		260,000	255,800	242,000
Total Aggregate Intrinsic Value of Nonvested Shares		$ 37.0
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)		1.65 years
Performance Units [Member]
Performance Units
Awarded Units	[6]	581,400	590,700	597,400
Weighted Average Grant Date Fair Value, Granted		$ 67.21	$ 69.78	$ 62.77
Vesting Period (in years)		3 years	3 years	3 years
Certified Performance Scores and Units Earned
Certified Performance Score		136.70%	164.80%	163.90%
Performance Units Earned		820,780	956,055	1,111,966
Performance Units Manditorily Deferred as AEP Career Shares		11,248	20,213	9,963
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program		56,826	47,177	51,684
Performance Units to be Paid in Cash		752,706	888,665	1,050,319
Cash Payouts
Cash Payouts for Performance Units		$ 66.9	$ 64.9	$ 62.7
Cash Payouts for AEP Career Share Distributions		$ 0.0	$ 0.0	$ 9.1
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value		$ 67.21	$ 69.78	$ 62.77
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted		67.21	69.78	62.77
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value		$ 67.21	$ 69.78	$ 62.77
Stock Based Compensation (Textuals)
Performance Score by HR Committee, Lower Range		0.00%
Performance Score by HR Committee, Higher Range		200.00%
Equity Payouts For Career Share Distributions		$ 5.1	$ 0.4	$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	[7]	2 years 10 months 14 days	2 years 10 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		14.77%	15.65%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		26.72%	27.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.34%	1.44%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	[8]	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate		17.90%	19.07%
Performance Units and Reinvested Dividends [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted		$ 67.43
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units		617,300
Weighted Average Grant Date Fair Value		$ 67.43
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		587,500
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 64.48
Shares/Units, Granted		617,300
Weighted Average Grant Date Fair Value, Granted		$ 67.43
Shares/Units, Vested		0
Weighted Average Grant Date Fair Value, Vested		$ 0.00
Shares/Units, Forfeited		(33,500)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 65.50
Nonvested, Shares/Units, Ending Balance		1,171,300	587,500
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 66.01	$ 64.48
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units		617,300
Weighted Average Grant Date Fair Value		$ 67.43
Stock Based Compensation (Textuals)
Shares/Units, Granted		617,300

[1]	Awarded dividends in 2018 and 2017 were a mix of equity awards and liability awards, and all awarded dividends in 2016 were liability awards.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.
[3]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.
[4]	In December 2017, Tax Reform modified Section 162(m) of the Internal Revenue Code. Beginning after 2017, AEP can no longer deduct certain compensation expense in excess of $1 million for certain named executive officers. This will reduce the tax benefit going forward.
[5]	Intrinsic value is calculated as market price at exercise date.
[6]	Awarded units in 2018 and 2017 were mezzanine equity awards and awarded units in 2016 were liability awards.
[7]	Period from award date to vesting date.
[8]	Equivalent to reinvesting dividends.